Business Combination (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 20, 2024	Aug. 09, 2024	Oct. 29, 2021	Jun. 30, 2021	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Repayment of notes payable					$ 53,000			$ 4,700
Exchange rate		the S&MI Ltd’s financial statements were denominated in British Pounds, the exchange rate of 1.3141 pounds per dollar was used to translate the balances.
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent				20.00%
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Gross acquirees				$ 13,215,842
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent				80.00%
S&MI Ltd Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent	100.00%
Long term debt	$ 440,000
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares							150,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition						98,480
AutoLotto [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Convertible Notes nayable			$ 63,800,000
Auto Lotto LLC [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted			488,225
Gross proceeds			$ 42,794,000
Business acquisition, transaction costs			9,460,000
Repayments of debt			11,068,000
Repayment of notes payable			5,475,000
Payment of accrued underwriter fees			$ 5,593,000
Auto Lotto LLC [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares			300,000
Auto Lotto LLC [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted			164,426
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Acquisition percentage				100.00%
Medios Electronicos [Member]
Business Acquisition [Line Items]
Acquisition percentage				80.00%
Global Gaming [Member]
Business Acquisition [Line Items]
Principal amount				$ 10,055,214
S&MI Ltd Acquisition [Member]
Business Acquisition [Line Items]
Share price per share	$ 3.00
Purchase price	$ 1,000,000.00
Number of shares to be issued for acquisition	333,333
S&MI Ltd Acquisition [Member] | First Payment [Member]
Business Acquisition [Line Items]
Number of shares to be issued for acquisition, value	$ 150,000
Number of shares to be issued for acquisition	50,000
S&MI Ltd Acquisition [Member] | Second Payment [Member]
Business Acquisition [Line Items]
Number of shares to be issued for acquisition, value	$ 212,500
Number of shares to be issued for acquisition	70,833
S&MI Ltd Acquisition [Member] | Third Payment [Member]
Business Acquisition [Line Items]
Number of shares to be issued for acquisition, value	$ 212,500
Number of shares to be issued for acquisition	70,833
S&MI Ltd Acquisition [Member] | Fourth Payment [Member]
Business Acquisition [Line Items]
Number of shares to be issued for acquisition, value	$ 212,500
Number of shares to be issued for acquisition	70,833
S&MI Ltd Acquisition [Member] | Final and Fifth Payment [Member]
Business Acquisition [Line Items]
Number of shares to be issued for acquisition, value	$ 212,500
Number of shares to be issued for acquisition	70,834
AutoLotto [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted			3.0058
Preferred stock, dividend rate						$ 22.0848
AutoLotto [Member] | Global Gaming [Member]
Business Acquisition [Line Items]
Principal amount						$ 10,989,691
Cash				$ 10,530,000
Number of shares issued for acquisition				687,439
Share price per share				$ 0.67
TDAC Founders [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares							100,000
TDAC Founders [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares			200,000